RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Sep. 30, 2014 Companies controlled by the Company's directors [Member] CNY	Sep. 30, 2013 Companies controlled by the Company's directors [Member] CNY	Sep. 30, 2014 Ex-shareholders of State Harvest [Member] CNY	Sep. 30, 2013 Ex-shareholders of State Harvest [Member] CNY	Sep. 30, 2014 Xinjiang Ginbo Seeds Center [Member] CNY		Sep. 30, 2013 Xinjiang Ginbo Seeds Center [Member] CNY
Due to related parties (note 3)	$ 1,903	11,711	1,530	1,461	1,325	196	151	10,054	[1]	54	[1]

[1]	Xinjiang Origin, the subsidiary of the Company, has received a cash advance of RMB10,000 from Xinjiang Ginbo Seeds Center during the year ended September 30, 2014, which is unsecured, interest-free and repayable on demand